OPERATING LEASE	12 Months Ended
Dec. 31, 2019
Disclosure Of Operating Lease [Abstract]
OPERATING LEASE

22.OPERATING LEASE

Due to the adoption of IFRS 16, all lease with a term of more than 12 months are to be recognized as right-of-use asset and should recognize depreciation accordingly on a present value basis. The related information is displayed as follows:

	Right-of-Use Assets	Lease Liability
	Thousand US$	Thousand US$
As at January 1, 2019 (Note 3.1)	34,743	34,377
Additions	20,975	20,975
Interest expense effect during the year	—	920
Disposals	(5,366)	(5,468)
Depreciation	(2,135)	—
Lease paid back for distribution	—	(2,533)
Exchange adjustments	336	333
Balance at December 31, 2019	48,553	48,604
Including current portion	N/A	3,745

The Company has commercial lease agreements of premises and land with lease term between 5 to 30 years.

The contracts for a term of less than a year fall under the recognition exemption for being short-term leases. Total lease expense for the year ended December 31, 2019 recognized under such contracts is US$34 thousand. Future minimum lease rentals under non-cancellable operating lease commitments for short-term leases as of December 31, 2019 are US$1 thousand.

The Company as lessor

Operating leases relate to the investment property owned by the Company with lease term of 20 years. The lessee does not have an option to purchase the investment property at the expiry of the lease period. Income from operating leases is recognized on a straight-line basis over the lease term. At the end of each reporting period, the Company had non-cancellable operating lease receivables as follows:

	At December 31,
	2017	2018	2019
	Thousand US$	Thousand US$	Thousand US$
Within one year	195	224	475
In the second to fifth years inclusive	780	896	1,898
Over five years	3,338	2,518	5,117
	4,313	3,638	7,490

The Company recognized lease income of US$207 thousand and US$402 thousand, respectively, for the year ended December 31, 2018 and 2019.